Equity - Net financial debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Equity [abstract]
Gross financial debt	$ 551,547	$ 606,361		$ 645,389
Cash, restricted cash and cash equivalents	(131,557)	(123,175)	[1]	(216,647)	[1]	$ (184,472)	[1]
Net financial debt	419,990	483,186		428,742
Consolidated equity	$ 365,719	$ 602,297		$ 884,372		$ 937,758
Net financial debt/Consolidated equity	114.84%	80.22%		48.48%

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.